Land Use Rights, Net - Future Amortization (Details)	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 CNY (¥)
Land Use Rights, Net
Amortization expense	$ 433,500	¥ 2,832,576	¥ 4,828,862	¥ 6,658,821
Land use rights
Land Use Rights, Net
Amortization expense	433,500	2,832,576	2,832,577	2,832,578
Provision for impairment loss charged		¥ 0	0	¥ 0
Future amortization of land use rights
2018					¥ 2,832,576
2019					2,832,576
2020					2,832,576
2021					2,832,576
2022					2,832,576
Thereafter					113,464,749
Total	$ 19,532,250		¥ 130,460,205		¥ 127,627,629